Right of Use And Lease	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Right of Use And Lease
18.	RIGHT OF USE AND LEASES

 a)    Right of use asset

	Useful life in Years (a)	2019	Acquisition of subsidiary	Additions	Write-offs	Impairment (b)	Transfers (c)	Exchange rate variation	2020
Cost
Vehicles	3	40,018	42,467	61,878	(441)	-	-	13,945	157,867
Machinery and equipment	3 to 10	15,578	14,034	11,265	-	-	-	12,171	53,048
Facilities	3 to 10	784,900	489,740	146,695	(16,094)	-	-	211,592	1,616,833
IT equipment	10	283	18,429	6,211	(323)	-	-	5,400	30,000
Retail stores	3 to 10	2,350,377	-	384,502	(25,189)	(148,050)	(2,962)	779,426	3,338,104
Tools and accessories	3	2,803	-	-	-	-	-	384	3,187
Total cost		3,193,959	564,670	610,551	(42,047)	(148,050)	(2,962)	1,022,918	5,199,039

Accumulated depreciation
Vehicles		(8,109)	-	(54,558)	192	-	-	(947)	(63,422)
Machinery and equipment		(4,317)	-	(14,899)	-	-	-	(1,829)	(21,045)
Facilities		(97,190)	-	(291,431)	12,448	-	-	(23,592)	(399,765)
IT equipment		(214)	-	(18,694)	-	-	-	(253)	(19,161)
Retail stores		(463,332)	-	(643,441)	3,527	-	-	(188,100)	(1,291,346)
Tools and accessories		(936)	-	(936)	-	-	-	(381)	(2,253)
Total accrued depreciation		(574,098)	-	(1,023,959)	16,167	-	-	(215,102)	(1,796,992)
Net total		2,619,861	564,670	(413,408)	(25,880)	(148,050)	(2,962)	807,816	3,402,047

	Useful life in Years (i)	First-time adoption (Note 3.29)	Additions	Write-offs	Transfers (ii)	Other changes	2019
Cost Value:
Vehicles	3	-	40,069	(146)	-	95	40,018
Machinery and equipment	3 to 10	-	14,954	(40)	-	664	15,578
Facilities	3 to 10	103,945	187,294	-	481,235	12,426	784,900
IT equipment	10	-	279	-	-	4	283
Retail stores	3 to 10	1,819,951	416,250	(76,022)	150,374	39,824	2,350,377
Tools and accessories	3	-	2,650	-	-	153	2,803
Total cost		1,923,896	661,496	(76,208)	631,609	53,166	3,193,959

Depreciation value:
Vehicles		-	(8,083)	38	-	(64)	(8,109)
Machinery and equipment		-	(4,126)	-	-	(191)	(4,317)
Facilities		-	(95,734)	-	-	(1,456)	(97,190)
IT equipment		-	(209)	-	-	(5)	(214)
Retail stores		-	(466,590)	(2,968)	-	6,226	(463,332)
Tools and accessories		-	(882)	-	-	(54)	(936)
Total accrued depreciation		-	(575,624)	(2,930)	-	4,456	(574,098)
Net total		1,923,896	85,872	(79,138)	631,609	57,622	2,619,861

(a)	The useful lives applied refer to the term of the contracts in which the Company is sure that it will use the assets underlying the lease contracts according to the contractual terms.
(b)

Of the total amount of impairment recorded in 2020, R$ 144,500 refers to the impairment loss of legacy stores of The Body Shop that were previously included in the store closure plan, which were subsequently impacted by the effects of the pandemic, predominantly in the United States.

(c)	Refers to key money related to store rentals. This amount is transferred from right of use to intangible assets when a new commercial agreement with the lessor is not yet signed.

	2020	2019
Value s recognized in the income statement for the year ended December 31, 2020 and 2019
Financial expense on lease	229,544	134,579
Amortization of right of use	1,023,959	575,624
Appropriation in the result of variable lease installments not included in the measurement of rental liabilities	45,952	31,023
Sublease revenue	(27,079)	(2,698)
Short-term rental expenses and low-value assets	72,546	126,067
Benefits granted by lessor related to Covid-19	(58,700)	-
Other lease-related expenses	40,206	22,214
Impairment losses	144,500	-
Total	1,470,928	886,809

Values recognized in the financing cash flow statement:
Lease payments (principal)	843,338	497,905
Values recognized in the operating cash flow statement:
Lease payments (interest)	225,420	134,579
Variable lease payments, not included in the measurement of rental liabilities	13,033	11,199
Short-term and low-value assets leases payments	51,675	69,162
Lease-related payments	41,944	26,460
Total	1,175,410	739,305

           b)      Lease liability

	2020	2019
Current	1,059,661	542,088
Non-current	2,798,794	1,975,477
Total	3,858,455	2,517,565

The following tables shows the changes in the balance of lease obligations for the year ended December 31, 2020 and 2019:

Balance as of December 31, 2018	446,235
First-time adoption of IFRS 16	1,949,739
New agreements	627,889
Payment of leasing (principle)	(497,905)
Payment of leasing (interest)	(134,579)
Recognition of financial charges	134,579
Write-offs (a)	(86,319)
Translation effects (other comprehensive income)	77,926
Balance as of December 31, 2019	2,517,565
New leases	559,905
Acquisition of subsidiary	777,200
Lease payments (principal)	(843,338)
Lease payments (interest)	(225,420)
Recognition of financial charges	229,544
Write-offs (a)	(193,174)
Exchange rate variation	1,036,173
Balance as of December 31, 2020	3,858,455

(a)      Refers mainly to the termination of contracts related to store leases.

The maturity analysis of the lease liability non-current balance of are shown bellow:

	2020	2019
2021	-	374,746
2022	611,048	361,688
2023	600,785	358,274
2024	598,380	363,802
2025 onwards	988,581	516,967
Total	2,798,794	1,975,477

The table below shows the rates applied, according to the lease terms:

As described in note 3.13.2, the Company’s subsidiaries applied its incremental borrowing rate as the discount rate on lease liabilities. Considering that the Company's lease contracts are substantially contracts with payment flows indexed by inflation indices, the Company’s subsidiaries present below additional information on the characteristics of the lease contracts so that users of the financial statements may, at its discretion, carry out projections of future payment flows indexed to inflation. Most of the lease liabilities refer to Avon, The Body Shop and Aesop operations, which contracts were signed substantially in developed economies countries. Therefore, for these countries, the potential effects of the discount would not be significant given its history of low inflation rates.

		Contractual Payments
Maturity	Average discount rate	2020	2021	2022	2023	2024	2025	Onwards 2025
2020-2022	1.9% to 10.5%	566,802	32,692	8,946	-	-	-	-
2023-2025	1.9% to 14.0%	32,802	304,688	305,886	302,042	298,194	271,790	-
2026-2028	1.9% to 10.2%	69,488	74,145	78,169	83,769	90,725	98,267	661,521
2029-2031	8.2% to 13.6%	4,778	4,778	4,778	4,778	4,778	4,778	16,324
Total		673,870	416,303	397,779	390,589	393,697	374,835	677,845
Projected inflation [1]		3.40%	3.40%	3.40%	3.60%	3.60%	3.60%	3.80%

 [1] Rates obtained through future prices of DI coupons versus National Consumer Price Index (IPCA) observed in B3, applied to Brazilian contracts.